MARCH 1, 2024
SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:
HARTFORD TOTAL RETURN BOND HLS FUND SUMMARY PROSPECTUS
DATED MAY 1, 2023
HARTFORD HLS FUNDS PROSPECTUS
DATED MAY 1, 2023, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information regarding Hartford Total Return Bond HLS Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.
Effective immediately, Jeremy Forster will be added as a portfolio manager to Hartford Total Return Bond HLS Fund. Accordingly, the following changes are being made to the above referenced Summary Prospectus and Statutory Prospectus effective immediately:
(1) Under the heading “Management” in the above referenced Summary Prospectus and the heading “Hartford Total Return Bond HLS Fund Summary Section - Management” in the above referenced Statutory Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:
Portfolio Manager	Title	Involved with Fund Since
Joseph F. Marvan, CFA	Senior Managing Director and Fixed Income Portfolio Manager	2012
Cape Goodman, CFA	Senior Managing Director and Fixed Income Portfolio Manager	2012
Robert D. Burn, CFA	Senior Managing Director and Fixed Income Portfolio Manager	2012
Jeremy Forster	Managing Director and Fixed Income Portfolio Manager	2012
(2) Under the heading “The Investment Manager and Sub-Adviser –  Portfolio Managers –  Total Return Bond HLS Fund” in the above referenced Statutory Prospectus, the following is added:
Jeremy Forster, Managing Director and Fixed Income Portfolio Manager of Wellington Management, has served as a portfolio manager for the Fund since 2024 and has been involved in securities analysis for the Fund since 2012. Mr. Forster joined Wellington Management as an investment professional in 2011. Prior to joining Wellington Management, Mr. Forster was an investment professional with Federal Reserve Bank of New York (2004-2011).
This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
HV-7661
March 2024